Other Income, Net - Summary of Other Income, Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended			60 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 01, 2024	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)
Other Income and Expenses [Abstract]
Initial reimbursement payment received					$ 935	¥ 6,297
Initial reimbursement payment, arrangement period				5 years
Initial reimbursement payment, recorded in other gains	¥ 0	¥ 997	¥ 1,281
Reimbursement payment received	¥ 0	¥ 0	¥ 0